WILMER CUTLER PICKERING
  HALE AND DORR LLP

November 24, 2004                                    DAVID C. PHELAN

                                                     60 STATE STREET
                                                     BOSTON, MA 02109
                                                     +1 617 526 6372
VIA ELECTRONIC SUBMISSION                            +1 617 526 5000 fax
                                                     david.phelan@wilmerhale.com

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pioneer Value Fund's (the "Fund") Registration Statement on Form N-1A (File Nos. 2-32773 and 811-01835)

Ladies and Gentlemen:

     Please find enclosed Post-Effective Amendment No. 62 (Amendment No. 45 under the Investment Company Act of 1940) to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), as filed under (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and Rule 8b-11 thereunder, (3) General Instructions B and C to Form N-1A and (4) Rule 101(a) of Regulation S-T.

     The Registration Statement includes the Fund's Investor Class prospectus, a supplement to the Fund's statement of additional information ("SAI"), Part C and exhibits. The Registration Statement reflects oral comments from the staff of the Securities and Exchange Commission (the "Commission") on the Fund's previous registration statement, which was filed with the Commission on September 8, 2004 (Accession No. 0001016964-04-000384) (the "Initial Registration Statement") to register Investor Class shares in connection with the reorganization (the "Reorganization") of Safeco Large-Cap Value Fund ("Safeco Fund") into the Fund.

     The Fund's registration statement on Form N-14 has been declared effective by the staff of the Commission. The Safeco Fund's shareholders will receive Investor Class shares of the Pioneer Fund if the Safeco Fund's shareholders approve the reorganization. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends. The Safeco Fund's shareholder meeting is scheduled to occur on December 8, 2004, and the closing of the Reorganization is scheduled to occur on December 10, 2004, at which point the Fund's Investor Class shares would be transferred to the Safeco Fund's shareholders.

          BALTIMORE   BEIJING   BERLIN   BOSTON   BRUSSELS   LONDON
     MUNICH   NEW YORK   NORTHERN VIRGINIA   OXFORD   WALTHAM   WASHINGTON

November 24, 2004
Page 2

     Since the Initial Registration Statement is currently effective pursuant to Rule 485(a), the Fund's Registration Statement is being filed pursuant to Rule 485(b) under the 1933 Act to reflect the staff of the Commission's comments and is intended to be effective immediately upon filing. Attached hereto is a letter from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Fund, representing that the Registration Statement does not contain disclosure that would make it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

     The persons specified in Section 6(a) of the 1933 Act have signed the Registration Statement on behalf of the Fund and, pursuant to Rule 302 of Regulation S-T, the Fund will retain a manually executed copy of the Registration Statement. The electronic copy of the Registration Statement contains conformed signatures. Pursuant to Rule 310 under Regulation S-T, tags have been inserted before and after paragraphs in the prospectus and SAI that contain revised disclosure.

     Per the staff of the Commission's request and pursuant to the Commission's press release ("SEC Staff to Publicly Release Comment Letters and Responses, 2004-89), the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filing. The Fund acknowledges that staff comments or changes in response to staff comments in the proposed disclosure in the Registration Statement may not be asserted as a defense in any proceeding which may be brought by any person with respect to this matter. The Fund also represents to the Commission that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing and each Fund represents that it will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. The Fund further acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing.

     If you have any questions or comments on the Registration Statement, please contact either Elaina Kim at (617) 526-6685 (collect) or me at 617-526-6372 (collect), counsel to the Fund.

Best regards,


/s/ David C. Phelan

cc:   Christopher J. Kelley, Esq.
      Dominic Minore, Esq. (Division of Investment Management)